BASIS OF PRESENTATION, MEASUREMENT AND CONSOLIDATION (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Oct. 25, 2023	Jun. 29, 2023	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jun. 19, 2023
Accumulated deficit					$ 123,099,681			$ 112,570,825	$ 93,037,142
Working capital deficiency					14,690,000			6,440,566
Proceeds from issuance of debt							$ 11,756,563		11,756,563	$ 11,375,690
Proceeds from issuance initial public offering				$ 14,545,805					14,545,805
Proceeds from short term debt					744,333	$ 1,889,144		1,476,121	(1,660,220)
Debt conversion converted instrument amount	$ 250,000							2,355,318
Reverse stock, shares split		1-for-6
Net proceeds from additional convertible notes								$ 2,355,318
Repayment of short term loans and promissory notes, net					2,207,579	$ (61,238)
Series B Preferred Stock [Member]
Debt conversion converted instrument amount					2,200,000
Net proceeds from additional convertible notes					1,900,000
Repayment of short term loans and promissory notes, net					$ 700,000
Common Stock [Member]
Issuance of common stock					20,846						20,846
Economic Injury Disaster Loan [Member]
Proceeds from issuance of debt			$ 499,900						$ 499,900